BASIS OF PREPARATION	12 Months Ended
Dec. 31, 2024
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BASIS OF PREPARATION
3.	BASIS OF PREPARATION
Statement of Compliance
These consolidated financial statements for the year ended December 31, 2024, including comparatives, have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”) and interpretations of the International Financial Reporting Interpretations Committee (“IFRIC”). The consolidated financial statements were authorized for issue by the Board of Directors on March 3, 2025.

Basis of Presentation
These consolidated financial statements have been prepared on a historical cost basis, except for certain financial instruments which have been measured at fair value, including the convertible debentures issued by the Company (Note 9), and the investment in associate under the equity method as of December 5, 2023 (Notes 7 and 16). In addition, these consolidated financial statements have been prepared using the accrual basis of accounting, except for cash flow information. All monetary references expressed in these notes are references to Canadian dollar amounts (“$”), except as otherwise noted. These financial statements are presented in Canadian dollars, which is the functional currency of the Company and its subsidiaries.
Critical accounting judgments, estimates and assumptions
The preparation of the consolidated financial statements requires management to make judgments, estimates and assumptions that affect the reported amounts of assets, liabilities and contingent liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Estimates and assumptions are continuously evaluated and are based on management’s experience and other factors, including expectations of future events that are believed to be reasonable in the circumstances. Uncertainty about these judgments, estimates and assumptions could result in a material adjustment to the carrying amount of the asset or liability affected in future periods.
Where the fair value of financial assets and financial liabilities recorded in the financial statements cannot be derived from active markets, their fair value is determined using valuation models. The inputs to these models are taken from observable markets where possible, but where this is not feasible, a degree of judgment is required in establishing fair values. The judgments include considerations of inputs such as liquidity risk, credit risk and volatility. Changes in assumptions about these factors could affect the reported fair value of financial instruments.
The information about significant areas of estimation uncertainty considered by management in preparing the financial statements is as follows:

(i)	Share-based payments
The Company uses the Black-Scholes option pricing model to determine the fair value of options and warrants in order to calculate share-based payments expense and the fair value of broker warrants. The Black-Scholes model involves six key inputs to determine fair value of an option: risk-free interest rate, exercise price, market price at date of issue, expected dividend yield, expected life, and expected volatility. Certain of the inputs are estimates that involve considerable judgment and are or could be affected by significant factors that are out of the Company’s control. The Company is also required to estimate the future forfeiture rate of options based on historical information in its calculation of share-based payments expense. Refer to Note 11 for further details.

(ii)	Convertible debentures
The Company uses a model based on a system of two coupled Black-Scholes equations to determine the fair value of the convertible debentures. This model involves five key inputs to determine the fair value of the convertible debentures: risk-free interest rate, credit spread, market price at valuation date, expected dividend yield
, USD/CAD foreign exchange rate

and historical volatility. Certain inputs are estimates that involve considerable judgment and are, or could be, affected by significant factors that are out of the Company’s control. Refer to Note 9 for further details.

(iii)	Exploration and evaluation assets
The application of the Company’s accounting policy for exploration and evaluation expenditures requires judgment to determine whether future economic benefits are likely, from either future exploitation or sale, or whether activities have reached a stage which permits a reasonable assessment of the existence of reserves. The determination of reserves and resources is itself an estimation process that requires varying degrees of uncertainty depending on how the resources are classified.

(iv)	Inventories
Net realizable value is an estimate which requires judgment to determine the expected selling price and estimated costs of completion of the strategic inventory. The cost of inventories may not be recoverable if there is a significant decrease in selling price, or if the estimated costs of completion have increased. Estimates of net realizable value are based on the most reliable evidence available at the time the estimate is made, of the amount the inventories are expected to realize. These estimates take into consideration fluctuations of price or costs directly relating to events occurring after the end of the period to the extent that such events confirm conditions existing at the end of the period.

(v)	Assessment of Control
Control is achieved when the Company is exposed to variable returns from its involvement with an investee, and has the ability to affect those returns through its power over the investee. When evaluating whether the Company has power over an investee, factors beyond holding the majority of the voting rights are considered, including the size of the investor’s holding of voting rights relative to the size and dispersion of other vote holders, substantive potential voting rights, rights arising from other contractual arrangements, and rights sufficient to unilaterally direct the relevant activities of the investee (i.e. de facto control). Where it is not clear, having considered these additional factors, that the Company has power, the Company does not control the investee. Judgment is required in determining whether the Company has power over the investee when the Company does not hold the majority of the voting rights of the investee.